Long Term Debt - Loss on Debt Retirement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 02, 2014	Aug. 03, 2014	Feb. 01, 2015
Debt Disclosure [Line Items]
Write-off of unamortized debt issuance cost - early prepayment			$ 1,347
Write-off of unamortized debt discount - early prepayment			239
Write-off of unamortized debt issuance cost - refinancing			6,559
Write-off of unamortized debt discount - refinancing			435
Non-cash charges, Total			8,580
Legal expenses			41
Direct costs associated with debt retirement, Total			18,998
Loss on debt retirement	1,592	25,986	27,578
11% Senior Notes [Member]
Debt Disclosure [Line Items]
Premium for early redemption			11,000
Additional interest paid to trustee			1,833
12.25% Senior Discount Notes [Member]
Debt Disclosure [Line Items]
Premium for early redemption			4,646
Additional interest paid to trustee			$ 1,478